Product Warranties and Recalls and Other Safety Measures (Tables)	12 Months Ended
Mar. 31, 2017
Net Changes in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2015, 2016 and 2017 consist of the following:

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Liabilities for quality assurances at beginning of year	1,154,021	1,328,916	1,403,764
Payments made during year	(509,488)	(501,073)	(604,853)
Provision for quality assurances	686,006	636,719	919,086
Changes relating to pre-existing quality assurances	(25,619)	(39,225)	(24,147)
Other	23,996	(21,573)	3,088

Liabilities for quality assurances at end of year	1,328,916	1,403,764	1,696,938

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2015, 2016 and 2017.

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Liabilities for recalls and other safety measures at beginning of year	680,475	755,050	925,475
Payments made during year	(357,447)	(347,861)	(444,416)
Provision for recalls and other safety measures	421,618	524,100	794,009
Other	10,404	(5,814)	132

Liabilities for recalls and other safety measures at end of year	755,050	925,475	1,275,200